Stockholders' Equity - Summary of Option Activity (Detail) - 2022 Plan and 2016 Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance, Outstanding Stock Options		10,372,865
Options granted, Outstanding Stock Options	3,875,412
Options exercised, Outstanding Stock Options	(146,794)
Options expired, Outstanding Stock Options	(27,609)
Ending Balance, Outstanding Stock Options	14,073,874
Options vested and exercisable, Outstanding Stock Options	7,927,465
Options vested and expected to vest, Outstanding Stock Options	14,073,874
Beginning Balance, Weighted- Average Exercise Price Per Share		$ 0.85
Options granted, Weighted- Average Exercise Price Per Share	$ 2.63
Options exercised, Weighted- Average Exercise Price Per Share	0.31
Options expired, Weighted- Average Exercise Price Per Share	2.03
Ending balance, Weighted- Average Exercise Price Per Share	1.35
Options vested and exercisable, Weighted- Average Exercise Price Per Share	0.64
Options vested and expected to vest, Weighted- Average Exercise Price Per Share	$ 1.35
Weighted- Average Remaining Contractual Life (Years)	6 years 1 month 6 days	5 years 10 months 24 days
Options vested and exercisable, Weighted- Average Remaining Contractual Life (Years)	3 years 10 months 24 days
Options vested and expected to vest, Weighted- Average Remaining Contractual Life (Years)	6 years 1 month 6 days
Beginning Balance, Average Intrinsic Value		$ 16,208
Ending Balance, Average Intrinsic Value	$ 92,629
Options vested and exercisable, Average Intrinsic Value	57,752
Options vested and expected to vest, Average Intrinsic Value	$ 92,629